EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.60%
116,400	RPM International Inc	$ 10,154,736
Communications — 4.57%
120,400	Corning Inc	4,247,712
273,700	Liberty Media Corp-Liberty Formula One Class C(a)	20,480,971
75,800	Match Group Inc(a)	2,909,962
21,800	Palo Alto Networks Inc(a)	4,354,332
88,300	Spotify Technology SA(a)	11,798,646
416,900	Trade Desk Inc Class A(a)	25,393,379
66	Venture Global LNG Inc Series B(a)(b)(c)	1,130,474
410	Venture Global LNG Inc Series C(a)(b)(c)	7,022,644
		77,338,120
Consumer, Cyclical — 14.42%
262,600	Bath & Body Works Inc	9,605,908
160,300	Burlington Stores Inc(a)	32,396,630
49,500	Caesars Entertainment Inc(a)	2,416,095
73,300	Casey's General Stores Inc	15,866,518
5,900	Chipotle Mexican Grill Inc(a)	10,078,911
57,100	Dollar General Corp	12,017,266
139,570	Dollar Tree Inc(a)	20,035,274
49,500	Domino's Pizza Inc	16,328,565
64,600	Five Below Inc(a)	13,305,662
175,800	Hilton Worldwide Holdings Inc	24,764,946
11,200	Lululemon Athletica Inc(a)	4,078,928
600,872	MGM Resorts International	26,690,734
31,903	Mobileye Global Inc Class A(a)(d)	1,380,443
23,300	On Holding AG Class A(a)(d)	722,999
16,100	O'Reilly Automotive Inc(a)	13,668,578
94,500	Ross Stores Inc	10,029,285
523,900	Southwest Airlines Co	17,047,706
32,500	Vail Resorts Inc	7,594,600
44,500	Yum! Brands Inc	5,877,560
		243,906,608
Consumer, Non-Cyclical — 31.02%
209,900	Acadia Healthcare Co Inc(a)	15,165,275
78,005	agilon health Inc(a)(d)	1,852,619
183,000	Alcon Inc	12,908,820
88,200	Alnylam Pharmaceuticals Inc(a)	17,668,224
72,275	Apellis Pharmaceuticals Inc(a)	4,767,259
20,728	Argenx SE ADR(a)	7,722,838
53,700	Ascendis Pharma A/S ADR(a)	5,757,714
949,600	Avantor Inc(a)	20,074,544
110,200	Avery Dennison Corp	19,718,086
19,359	Boston Beer Co Inc Class A(a)	6,363,303
86,200	Bright Horizons Family Solutions Inc(a)	6,636,538
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
359,300	Bruker Corp	$ 28,327,212
300,033	Catalent Inc(a)	19,715,168
55,500	Cooper Cos Inc	20,721,480
215,358	CoStar Group Inc(a)	14,827,398
72,912	CRISPR Therapeutics AG(a)(d)	3,297,810
148,900	DENTSPLY SIRONA Inc	5,848,792
191,784	Enovis Corp(a)	10,258,526
107,900	Equifax Inc	21,886,436
86,200	Exact Sciences Corp(a)	5,845,222
102,200	FleetCor Technologies Inc(a)	21,548,870
626,400	Hologic Inc(a)	50,550,480
87,300	Horizon Therapeutics PLC(a)	9,527,922
50,900	ICU Medical Inc(a)	8,396,464
280,300	Ionis Pharmaceuticals Inc(a)	10,017,922
29,821	Karuna Therapeutics Inc(a)	5,416,687
42,800	MarketAxess Holdings Inc	16,747,212
33,900	Molina Healthcare Inc(a)	9,067,911
45,900	Novocure Ltd(a)	2,760,426
66,900	Paylocity Holding Corp(a)	13,298,382
116,283	QuidelOrtho Corp(a)	10,359,653
235,300	Reynolds Consumer Products Inc	6,470,750
46,600	Seagen Inc(a)	9,435,102
151,053	Teleflex Inc	38,263,235
232,000	TransUnion	14,416,480
162,913	TreeHouse Foods Inc(a)	8,215,703
23,200	United Rentals Inc	9,181,632
81,200	Verisk Analytics Inc	15,579,032
46,698	West Pharmaceutical Services Inc	16,179,456
		524,796,583
Energy — 2.85%
70,600	Cheniere Energy Inc	11,126,560
340,200	Coterra Energy Inc	8,348,508
90,038	Devon Energy Corp	4,556,823
106,200	EQT Corp	3,388,842
84,481	Pioneer Natural Resources Co	17,254,400
150,600	Shoals Technologies Group Inc Class A(a)	3,432,174
		48,107,307
Financial — 5.18%
129,000	Assurant Inc	15,489,030
113,500	Axis Capital Holdings Ltd	6,188,020
23,300	Cboe Global Markets Inc	3,127,792
145,500	Intercontinental Exchange Inc	15,174,195
56,500	Kemper Corp	3,088,290
381,200	KKR & Co Inc	20,020,624
1,900	Markel Corp(a)	2,427,079
59,150	Raymond James Financial Inc	5,516,920
210,600	Tradeweb Markets Inc Class A	16,641,612
		87,673,562

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Industrial — 18.34%
267,600	Agilent Technologies Inc	$ 37,019,784
158,900	Amphenol Corp Class A	12,985,308
435,907	Ball Corp	24,022,835
103,800	BWX Technologies Inc	6,543,552
147,900	Cognex Corp	7,328,445
182,455	Esab Corp	10,777,617
348,700	Fortive Corp	23,770,879
58,600	IDEX Corp	13,538,358
698,000	Ingersoll Rand Inc	40,609,640
145,500	JB Hunt Transport Services Inc	25,529,430
150,500	Keysight Technologies Inc(a)	24,302,740
12,700	Littelfuse Inc	3,404,743
50,768	Martin Marietta Materials Inc	18,025,686
101,800	National Instruments Corp	5,335,338
309,500	Sealed Air Corp	14,209,145
513,746	Textron Inc	36,285,880
47,400	Waste Connections Inc	6,591,918
		310,281,298
Technology — 18.52%
43,800	Atlassian Corp Class A(a)	7,497,246
53,800	Bill.com Holdings Inc(a)	4,365,332
233,358	Black Knight Inc(a)	13,432,087
64,900	Broadridge Financial Solutions Inc	9,512,393
871,335	CCC Intelligent Solutions Holdings Inc(a)	7,815,875
104,271	Clear Secure Inc Class A(d)	2,728,772
64,500	Confluent Inc Class A(a)	1,552,515
108,551	Crowdstrike Holdings Inc Class A(a)	14,899,710
120,200	Doximity Inc Class A(a)(d)	3,892,076
23,300	Fair Isaac Corp(a)	16,372,677
451,000	Fortinet Inc(a)	29,973,460
33,800	HashiCorp Inc Class A(a)	990,002
41,163	KLA Corp	16,431,035
120,700	Lattice Semiconductor Corp(a)	11,526,850
20,400	Leidos Holdings Inc	1,878,024
757,313	Marvell Technology Inc	32,791,653
623,600	Microchip Technology Inc	52,245,208
15,100	MongoDB Inc(a)	3,520,112
15,200	NXP Semiconductors NV	2,834,420
116,600	PTC Inc(a)	14,951,618
37,800	Roper Technologies Inc	16,658,082
61,898	Synopsys Inc(a)	23,908,102
128,056	Veeva Systems Inc Class A(a)	23,535,412
		313,312,661
TOTAL COMMON STOCK — 95.50% (Cost $1,339,103,887)		$1,615,570,875
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.10%
3,843	Maplebear Inc DBA Instacart Series I 0.00%(b)(c)	$ 142,191
47,688	Sila Nanotechnologies Inc Series F 0.00%(b)(c)	1,486,435
		1,628,626
Technology — 0.02%
5,763	Databricks Inc Series G 0.00%(b)(c)	345,780
TOTAL CONVERTIBLE PREFERRED STOCK — 0.12% (Cost $2,789,316)		$1,974,406
GOVERNMENT MONEY MARKET MUTUAL FUNDS
379,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(e), 4.89%(f)	379,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.02% (Cost $379,000)		$379,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.56%
$2,449,530	Undivided interest of 1.64% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $2,449,530 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(e)	2,449,530

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,449,530	Undivided interest of 1.65% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $2,449,530 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(e)	$ 2,449,530
2,449,530	Undivided interest of 1.67% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $2,449,530 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(e)	2,449,530
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,070,412	Undivided interest of 2.38% in a repurchase agreement (principal amount/value $87,195,742 with a maturity value of $87,230,620) with Scotia Capital (USA) Inc, 4.80%, dated 3/31/23 to be repurchased at $2,070,412 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 5/31/27 - 2/1/53, with a value of $88,975,233.(e)	$ 2,070,412
TOTAL SHORT TERM INVESTMENTS — 0.56% (Cost $9,419,002)		$9,419,002
TOTAL INVESTMENTS — 96.20% (Cost $1,351,691,205)		$1,627,343,283
OTHER ASSETS & LIABILITIES, NET — 3.80%		$64,334,037
TOTAL NET ASSETS — 100.00%		$1,691,677,320

(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	All or a portion of the security is on loan at March 31, 2023.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2023.
ADR	American Depositary Receipt
At March 31, 2023, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B(a)(b)	03/08/2018	$199,320	$1,130,474	0.07%
Venture Global LNG Inc Series C(a)(b)	10/16/2017-03/08/2018	1,504,805	7,022,644	0.41
Convertible Preferred Stock
Databricks Inc Series G 0.00%(b)	02/01/2021	340,724	345,780	0.02
Maplebear Inc DBA Instacart Series I 0.00%(b)	02/26/2021	480,375	142,191	0.01
Sila Nanotechnologies Inc Series F 0.00%(b)	01/07/2021	1,968,217	1,486,435	0.09
		$4,493,441	$10,127,524	0.60%
(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,607,417,757	$—	$8,153,118	$1,615,570,875
Convertible Preferred Stock	—	—	1,974,406	1,974,406
Government Money Market Mutual Funds	379,000	—	—	379,000
Short Term Investments	—	9,419,002	—	9,419,002
Total Assets	$1,607,796,757	$9,419,002	$10,127,524	$1,627,343,283
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2023